SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial expenses:
Interest in respect of long-term loans	$ 53	$ 461	$ 1,049
Interest in respect of short-term loans and bank fees	1,565	1,187	620
Interest in respect of loans to related parties	729	299	106
Changes in derivatives fair value		1,169	3,823
Foreign exchange transactions losses	6,107	177
Financial expenses	8,454	3,293	5,598
Financial income:
Changes in derivatives fair value	6,485
Income interest from loans to others			68
Income in respect of cash and cash equivalent and short-term bank deposits	655	520	218
Foreign exchange transactions gains			537
Financial income	7,140	520	823
Financial expenses, net	1,314	2,773	4,775
Numerator:
Net income attributable to controlling interest, as reported	63,344	39,632	29,052
Dividends attributable to preferred shareholders			8,376
Net income attributable to controlling interest	$ 63,344	$ 39,632	$ 20,676
Denominator:
Denominator for basic income per share	34,666,514	32,641,701	19,565,000
Effect of dilutive stock options granted	543,432	58,047
Denominator for diluted income per share	35,209,946	32,699,748	19,565,000
EPS
Basic earnings per share	$ 1.83	$ 1.21	$ 1.06
Diluted earnings per share	$ 1.80	$ 1.21	$ 1.06